Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivable	$ 891,700	$ 49,474
Allowance for credit losses	(21,658)	(1,721)
Accounts receivables, net	$ 870,042	$ 47,753